Concentrations	12 Months Ended
Dec. 31, 2013
Concentrations [Abstract]
Concentrations
Note 8. Concentrations

At December 31, 2013 and 2012, the Company had deposits in major financial institutions that exceeded the amount under protection by the Securities Investor Protection Corporation (“SIPC”). Currently, the Company is covered up to $1,000,000 by the SIPC. The excess amounts at December 31, 2013 and 2012 were $4,856,242 and $2,356,380, respectively.